Premises, Equipment and Leases (Future Minimum Lease Payments) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Rent expense, operating leases	$ 3,000,000	$ 2,900,000	$ 3,100,000
2014	2,578,000
2015	2,360,000
2016	2,212,000
2017	2,023,000
2018	1,970,000
Thereafter	15,076,000
Total minimum lease payments	$ 26,219,000